LOANS PAYABLE - Disclosure of loans payable (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
LOANS PAYABLE
Balance at the beginning of the year	$ 122.6	$ 8.5
Loans drawdowns	19.0	123.5
Applied deferred financing fees		(8.8)
Assumed on business acquisition	25.8
Finance cost	20.5	7.6
Repayments of principal	(159.6)	(4.1)
Payments of interest	(15.6)	(4.1)
Balance at the end of the year	12.7	122.6
Statements of Financial Position presentation
Current loans payable	8.8
Non-current loans payable	3.9	115.0
Terronera Debt Facility [Member]
LOANS PAYABLE
Balance at the beginning of the year	114.7	0.0
Loans drawdowns	15.0	120.0
Applied deferred financing fees		(8.8)
Assumed on business acquisition	0.0
Finance cost	18.4	7.2
Repayments of principal	(130.0)	0.0
Payments of interest	(13.1)	(3.7)
Balance at the end of the year	5.0	114.7
Statements of Financial Position presentation
Current loans payable	5.0
Non-current loans payable	0.0
Equipment Financing [Member]
LOANS PAYABLE
Balance at the beginning of the year	7.9	8.5
Loans drawdowns	4.0	3.5
Applied deferred financing fees		0.0
Assumed on business acquisition	1.1
Finance cost	0.7	0.4
Repayments of principal	(5.3)	(4.1)
Payments of interest	(0.7)	(0.4)
Balance at the end of the year	7.7	7.9
Statements of Financial Position presentation
Current loans payable	3.8
Non-current loans payable	3.8
Kolpa Loans [Member]
LOANS PAYABLE
Balance at the beginning of the year	0.0	0.0
Loans drawdowns	0.0	0.0
Applied deferred financing fees		0.0
Assumed on business acquisition	24.7
Finance cost	1.4	0.0
Repayments of principal	(24.3)	0.0
Payments of interest	(1.8)	0.0
Balance at the end of the year	0.0	$ 0.0
Statements of Financial Position presentation
Current loans payable	0.0
Non-current loans payable	$ 0.0